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                         SUPPLEMENT TO THE PROSPECTUSES

                            WARBURG PINCUS TRUST II

The following supersedes contrary information in the trust's Prospectuses.

New Distributor. Effective January 3, 2000, Provident Distributors, Inc., located at Four Falls Corporate Center, West Conshohocken, PA 19428-2961, became the trust's distributor.

Dated: January 7, 2000                                            TRBDF-16-0100A